Pay vs Performance Disclosure - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure [Table]
Net Income (Loss)	¥ (626,312)	¥ (479,921)	¥ (633,956)